Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation
S-K,
and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see “Compensation Discussion
a
nd Analysis” on page 33 of this proxy statement.
Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net (Loss) Income ($mil.)	FFO per Diluted Share (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)

2022	$8,869,392	($252,422)	$3,342,368	$877,865	$53.40	$98.55	($66.1)	$1.96

2021	$8,246,379	$10,266,668	$3,434,396	$4,143,732	$78.04	$113.65	$14.3	$2.03

2020	$8,375,998	$4,019,314	$2,896,357	$1,631,776	$46.32	$74.82	($230.2)	$2.16

(1)	Thomas O’Hern served as the Company’s PEO for the entirety of 2020, 2021 and 2022. The Company’s other NEOs for the applicable years were as follows:
2022 and 2021: Edward Coppola, Scott Kingsmore, Douglas Healey and Ann Menard
2020: Edward Coppola, Scott Kingsmore, Douglas Healey and Kenneth Volk

(2)
The amounts reported in column (c) and (e) represent the “compensation actually paid” (“CAP”) to our PEO, and the average compensation actually paid to our other NEOs as a group, respectively, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our PEO or our other NEOs as a group in the applicable year. The fair value of time-based LTIP Units used to calculate CAP is based on our closing stock price on each valuation date and includes the value of accrued dividends, assuming reinvestment in additional LTIP Units. The fair value of performance-based LTIP Units used to calculate CAP is based on the fair value per share on each valuation date, which includes the estimated (or actual) performance results as of each valuation date for financial performance conditions and the Monte Carlo valuation for market conditions, as well as accrued dividends assuming reinvestment in additional LTIP Units.

(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP:

	2022 (1)		2021 (1)		2020 (1)

	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$8,869,392	$3,342,368	$8,246,379	$3,434,396	$8,375,998	$2,896,357

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0

Plus Pension Value Service Cost	$0	$0	$0	$0	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($5,999,975)	($1,774,984)	($4,499,985)	($1,462,492)	($5,999,968)	($1,518,730)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$1,506,347	$499,102	$5,389,360	$1,723,130	$1,746,585	$420,694

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	($2,919,938)	($839,400)	$483,215	$126,226	($121,969)	($119,756)

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$325,808	$143,894	$607,306	$293,531	$198,174	$66,882

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	($2,034,056)	($493,115)	$40,394	$28,941	($179,505)	($113,673)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0	$0	$0	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0

Compensation Actually Paid	($252,422)	$877,865	$10,266,668	$4,143,732	$4,019,314	$1,631,776

(4)
Represents the cumulative total stockholder return (TSR) of the FTSE NAREIT Equity Retail Index, which is an industry index reported in the performance graph included in the Company’s 2022 Annual Report on Form
10-K,
for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.

(5)
Our FFO per diluted share, our Company-Selected Measure, as calculated for purposes of our annual incentive plan for 2022. See Appendix I of this proxy statement for a reconciliation of FFO per diluted share, which is a non-GAAP
financial measure.

Company Selected Measure Name	FFO per diluted share
Named Executive Officers, Footnote [Text Block]	2022 and 2021: Edward Coppola, Scott Kingsmore, Douglas Healey and Ann Menard 2020: Edward Coppola, Scott Kingsmore, Douglas Healey and Kenneth Volk
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total stockholder return (TSR) of the FTSE NAREIT Equity Retail Index, which is an industry index reported in the performance graph included in the Company’s 2022 Annual Report on Form
10-K,
	for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
PEO Total Compensation Amount	$ 8,869,392	$ 8,246,379	$ 8,375,998
PEO Actually Paid Compensation Amount	$ (252,422)	10,266,668	4,019,314
Adjustment To PEO Compensation, Footnote [Text Block]

	2022 (1)		2021 (1)		2020 (1)

	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$8,869,392	$3,342,368	$8,246,379	$3,434,396	$8,375,998	$2,896,357

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0

Plus Pension Value Service Cost	$0	$0	$0	$0	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($5,999,975)	($1,774,984)	($4,499,985)	($1,462,492)	($5,999,968)	($1,518,730)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$1,506,347	$499,102	$5,389,360	$1,723,130	$1,746,585	$420,694

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	($2,919,938)	($839,400)	$483,215	$126,226	($121,969)	($119,756)

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$325,808	$143,894	$607,306	$293,531	$198,174	$66,882

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	($2,034,056)	($493,115)	$40,394	$28,941	($179,505)	($113,673)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0	$0	$0	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0

Compensation Actually Paid	($252,422)	$877,865	$10,266,668	$4,143,732	$4,019,314	$1,631,776

Non-PEO NEO Average Total Compensation Amount	$ 3,342,368	3,434,396	2,896,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 877,865	4,143,732	1,631,776
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022 (1)		2021 (1)		2020 (1)

	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$8,869,392	$3,342,368	$8,246,379	$3,434,396	$8,375,998	$2,896,357

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0

Plus Pension Value Service Cost	$0	$0	$0	$0	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($5,999,975)	($1,774,984)	($4,499,985)	($1,462,492)	($5,999,968)	($1,518,730)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$1,506,347	$499,102	$5,389,360	$1,723,130	$1,746,585	$420,694

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	($2,919,938)	($839,400)	$483,215	$126,226	($121,969)	($119,756)

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$325,808	$143,894	$607,306	$293,531	$198,174	$66,882

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	($2,034,056)	($493,115)	$40,394	$28,941	($179,505)	($113,673)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0	$0	$0	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0

Compensation Actually Paid	($252,422)	$877,865	$10,266,668	$4,143,732	$4,019,314	$1,631,776

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid and Performance
Measures
.
Relationship between CAP, TSR and Peer Group TSR
. Compensation actually paid to our PEO and other NEOs is generally in alignment with our TSR both on an absolute basis and relative to the TSR of the FTSE NAREIT Equity Retail Index, which is the “Peer Group,” for each of the past three fiscal years. Compensation Actually Paid to our PEO and our other NEOs was highest in 2021, when our TSR was strongly positive and higher than the TSR of the FTSE NAREIT Equity Retail Index. Compensation Actually Paid for our PEO and our other NEOs was significantly lower in both 2020 and 2022, when our TSR was negative
and lower than the TSR of the Peer Group index. This general level of alignment is expected because a significant portion of the compensation actually paid is comprised of equity awards whose value is directly correlated with our TSR, and a significant portion of the equity awards are performance-based and tied either completely or in part to our TSR relative to a peer group with similar constituents to the companies in the FTSE NAREIT Equity Retail Index.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and Net Income
. Net income is not used as a performance measure in our incentive plans. Net income includes real estate depreciation and amortization, which are non-cash expenses that do not necessarily correlate to actual changes in the market value of our real estate portfolio. For these reasons, CAP amounts for our PEO and average other NEOs do not have a strong relationship to the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and FFO per Diluted Share (our Company-Selected Measure)
. Although FFO per diluted share is an important operational metric to our business, and a measure used in our incentive plans, compensation actually paid to our PEO and average other NEOs does not have a strong relationship to FFO per diluted share. The lack of a strong correlation is partly because compensation actually paid for a given year is significantly influenced by our TSR during the year, which does not always correlate with year-over-year changes in FFO per diluted share. Compensation actually paid is also influenced by changes to levels of projected and actual achievement under our performance-based LTIP program (which is based on one or more of the following measures: Three-Year FFO per Diluted Share, Year-End Reported Occupancy, and relative TSR versus our Equity Peer REITs), as well as achievement of the other goals in our annual incentive plan.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Compensation Actually Paid and Performance
Measures
.
Relationship between CAP, TSR and Peer Group TSR
. Compensation actually paid to our PEO and other NEOs is generally in alignment with our TSR both on an absolute basis and relative to the TSR of the FTSE NAREIT Equity Retail Index, which is the “Peer Group,” for each of the past three fiscal years. Compensation Actually Paid to our PEO and our other NEOs was highest in 2021, when our TSR was strongly positive and higher than the TSR of the FTSE NAREIT Equity Retail Index. Compensation Actually Paid for our PEO and our other NEOs was significantly lower in both 2020 and 2022, when our TSR was negative
and lower than the TSR of the Peer Group index. This general level of alignment is expected because a significant portion of the compensation actually paid is comprised of equity awards whose value is directly correlated with our TSR, and a significant portion of the equity awards are performance-based and tied either completely or in part to our TSR relative to a peer group with similar constituents to the companies in the FTSE NAREIT Equity Retail Index.

Tabular List [Table Text Block]
Performance Measures Used for Linking Pay and Performance.
The following is a list of performance measures, which in our assessment represent the most important performance measures used by our Company to link compensation actually paid to our PEO and the NEOs for 2022. Each metric below is used for purposes of determining payouts under either our annual cash incentive program or vesting of our performance-based LTIP Units. FFO per share was selected as our Company-Selected Measure for the Pay versus Performance table because it has the strongest alignment with the key attributes of our operating plan and we believe that it drives the creation of long-term stockholder value
.

FFO per Diluted Share
Year-end Reported Occupancy
Relative TSR
Re-development Goals
Net Debt Reduction
ESG Initiatives
Please see our Compensation Discussion and Analysis on page 33 of this proxy statement for a further description of these metrics, how they are calculated, and how they are used in our executive compensation pro gr
am.

Total Shareholder Return Amount	$ 53.4	78.04	46.32
Peer Group Total Shareholder Return Amount	98.55	113.65	74.82
Net Income (Loss)	$ (66,100,000)	$ 14,300,000	$ (230,200,000)
Company Selected Measure Amount	1.96	2.03	2.16
PEO Name	Thomas O’Hern
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per Diluted Share
Non-GAAP Measure Description [Text Block]	Our FFO per diluted share, our Company-Selected Measure, as calculated for purposes of our annual incentive plan for 2022. See Appendix I of this proxy statement for a reconciliation of FFO per diluted share, which is a non-GAAP
	financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Year-end Reported Occupancy
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Re-development Goals
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt Reduction
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	ESG Initiatives
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Award And Option Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,999,975)	(4,499,985)	(5,999,968)
PEO [Member] | Year End Fair Value Of Awards Granted During Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,506,347	5,389,360	1,746,585
PEO [Member] | Year Over Year Change In Fair Value Of Awards Granted In Any Prior Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,919,938)	483,215	(121,969)
PEO [Member] | Fair Value At Vesting Date Of Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	325,808	607,306	198,174
PEO [Member] | Change In Fair Value From End Of Prior Year To Vesting Date Of Awards Granted That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,034,056)	40,394	(179,505)
PEO [Member] | Fair Value At End Of Prior Year Of Awards Granted In Prior Years That Were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award And Option Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,774,984)	(1,462,492)	(1,518,730)
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted During Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,102	1,723,130	420,694
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Awards Granted In Any Prior Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(839,400)	126,226	(119,756)
Non-PEO NEO [Member] | Fair Value At Vesting Date Of Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,894	293,531	66,882
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Year To Vesting Date Of Awards Granted That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(493,115)	28,941	(113,673)
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Awards Granted In Prior Years That Were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0